Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting
5.	Segment reporting

Information reported to ADSE’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance is focused on the geographic region of ADSE’s business activities. Therefore, ADSE manages its operations based on two operating segments referring to its business activities in Europe and North America.

The CODM has been identified as the board of directors of ADSE Holdco. The board of directors regularly reviews operating results and makes decisions about the allocation of ADSE’s resources. ADSE’s focus is on the research, development and manufacturing of products and services in the fields of energy management, energy storage and e-mobility.

ADSE evaluates segmental performance based on segment revenue and segment earnings before interest, taxes, depreciation and amortization (EBITDA). Inter-segment sales are priced along the same lines as sales to external customers.

kEUR	2024
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	104,390	5,623	110,013	-	110,013
Inter-segment revenues	3,026	-	3,026	-3,026	-
Total revenue	107,416	5,623	113,039	-3,026	110,013

Earnings before interest taxation depreciation and amortization (EBITDA)	-183	-2,520	-2,703	793	-1,910
Depreciation and amortization	-6,555	-144	-6,699	-	-6,699
Operating result (EBIT)	-6,737	-2,664	-9,402	793	-8,609
Financial income	-294	318	24	-	24
Financial costs	-74,894	-13,989	-88,883	-	-88,883
Financial result	-75,188	-13,670	-88,858	-	-88,858
Profit before tax	-81,926	-16,334	-98,260	793	-97,467
Income tax expenses	-322	-3	-324	-167	-491
Profit for the year	-82,247	-16,337	-98,584	626	-97,958
kEUR	2023
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	102,413	4,971	107,384	-	107,384
Inter-segment revenues	1,152	-	1,152	-1,152	-
Total revenue	103,565	4,971	108,536	-1,152	107,384

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-33,560	-6,296	-39,856	182	-39,674
Depreciation and amortization	-4,773	-77	-4,850	-	-4,850
Operating result (EBIT)	-38,333	-6,373	-44,707	182	-44,525
Financial income	190	-	190	-	190
Financial expenses	-11,095	-2,791	-13,886	-	-13,886
Financial result	-10,906	-2,791	-13,697	-	-13,697
Profit before tax	-49,239	-9,164	-58,403	182	-58,221
Income tax expenses	3,141	-	3,141	-	3,141
Profit for the year	-46,099	-9,164	-55,263	182	-55,081

kEUR	2022
	Europe	North America	Total reportable segments	Eliminations	Total Group
External revenues	25,699	731	26,430	-	26,430
Inter-segment revenues	19,924	-	19,924	-19,924	-
Total revenue	45,623	731	46,354	-19,924	26,430

Earnings before interest, taxes, depreciation and amortization (EBITDA)	-20,711	-8,219	-28,931	-3,156	-32,086
Depreciation and amortization	-4,312	-25	-4,337	-	-4,337
Operating result (EBIT)	-25,023	-8,245	-33,268	-3,156	-36,423
Financial income	19,922	-	19,922	593	20,515
Financial expenses	-424	-3	-427	-	-427
Financial result	19,498	-3	19,495	593	20,089
Profit before tax	-5,525	-8,248	-13,772	-2,562	-16,335
Income tax expenses	-3,060	-	-3,060	488	2,572
Profit for the year	-8,584	-8,248	-16,832	-2,075	-18,906

Total non-current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Europe	78,109	50,206	40,811
North America	-6,328	54	126
Eliminations	-41,593	-15,360	-6,745
Total non-current assets	30,188	34,900	34,192

Total current assets of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Europe	108,877	80,218	108,050
North America	33,870	12,632	22,404
Eliminations	-27,705	-3,342	-25,204
Total current assets	115,042	89,509	105,250

Total liabilities of both reportable segments can be broken down as follows:

kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Europe	182,960	77,047	57,698
North America	10,697	14,978	24,208
Eliminations	-5,618	-1,536	-23,211
Total liabilities	188,039	90,489	58,695

Total revenues of both reportable segments can be broken down as follows:

kEUR	2024	2023	2022
Europe	107,416	103,565	45,623
North America	5,623	4,971	731
Eliminations	-3,026	-1,152	-19,924
Total revenues	110,013	107,384	26,430

Revenues from two major customers of ADSE represented kEUR 43,684 and kEUR 17,028 respectively (2023: two customers, kEUR 15,046 and kEUR 39,066, 2022: two customers, kEUR 8,208 and kEUR 7,145) of ADSE’s total revenues.